CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 107,245	$ 15,548	¥ (1,071,074)	¥ (941,895)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Share-based compensation	692,204	100,360	417,284	124,105
Issuance of Class B ordinary shares to TECHWOLF LIMITED			1,506,362	533,131
Depreciation and amortization	140,078	20,309	80,100	41,095
Loss/(Gain) from disposal of property, equipment and software	(96)	(14)	110	230
Foreign exchange loss/(gain)	(8,627)	(1,251)	1,961	5,074
Amortization of right-of-use assets	147,322	21,360	109,336	66,946
Unrealized investment income	(43,716)	(6,338)	(6,595)
Deferred income tax expenses	9,324	1,352
Allowance for credit losses	336	49
Changes in operating assets and liabilities:
Accounts receivable	(5,982)	(867)	5,997	(5,201)
Prepayments and other current assets	13,321	1,931	(403,696)	(46,146)
Amounts due from related parties	901	131	3,503	(2,938)
Other non-current assets			(4,000)
Accounts payable	10,179	1,476	13,464	(22,746)
Deferred revenue	102,322	14,835	758,221	585,529
Other payables and accrued liabilities	(18,037)	(2,615)	329,802	130,541
Operating lease liabilities	(143,732)	(20,839)	(99,394)	(71,814)
Net cash generated from operating activities	1,003,042	145,427	1,641,381	395,911
Cash flows from investing activities
Purchase of property, equipment and software	(340,120)	(49,313)	(259,891)	(138,211)
Proceeds from disposal of property, equipment and software	324	47	29	36
Purchase of short-term investments	(5,213,058)	(755,822)	(3,940,000)	(1,834,390)
Proceeds from maturity of short-term investments	2,746,201	398,162	3,598,000	2,439,870
Acquisition of a subsidiary, net of cash acquired	(9,928)	(1,439)
Net cash generated from/(used in) investing activities	(2,816,581)	(408,365)	(601,862)	467,305
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost				2,803,114
Proceeds from issuance of Class A ordinary shares				78,998
Proceeds from the US IPO, net of issuance cost			6,406,872
Proceeds from exercise of share options	249,662	36,198	35,975
Net cash generated from/(used in) financing activities	(669,232)	(97,029)	6,431,263	2,882,112
Effect of exchange rate changes on cash and cash equivalents	892,837	129,449	(127,227)	(154,480)
Net increase/(decrease) in cash and cash equivalents	(1,589,934)	(230,518)	7,343,555	3,590,848
Cash and cash equivalents at beginning of the year	11,341,758	1,644,400	3,998,203	407,355
Cash and cash equivalents at end of the year	9,751,824	1,413,882	11,341,758	3,998,203
Supplemental cash flow disclosure
Cash paid for income tax	101,293	14,686
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value			164,065	283,981
Changes in payables for purchase of property, equipment and software	122,155	17,711	(2,357)	¥ 21,985
Class A ordinary shares
Cash flows from financing activities
Repurchase of ordinary shares	¥ (918,894)	$ (133,227)
Class B ordinary shares
Cash flows from financing activities
Repurchase of ordinary shares			¥ (11,584)